RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 376
Less: current portion	132
Long-term portion	244
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	753
Less: current portion	339
Long-term portion	414
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(377)	$ (1,392)
Less: current portion	(207)	(317)
Long-term portion	(170)	(1,075)
IFRS 9 PPAs | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	3
IFRS 9 PPAs | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	164
IFRS 9 PPAs | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(161)	(491)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	108
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	148
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(40)	12
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	150
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	10
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	140	135
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	28
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	187
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(159)	(284)
Investments in equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	87
Investments in equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Investments in equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	87	171
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	244
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (244)	$ (935)